Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current deferred tax assets:
Accrued payroll and other expenses	$ 7,069	$ 3,908
Less: valuation allowance	(7,069)	(3,908)
Total current deferred tax assets, net
Non-current deferred tax assets:
Net operating loss carry forwards	4,611	4,723
Advertising expenses in excess of deduction limit	21,650	18,673
Others	45	153
Less: valuation allowance	(26,306)	(23,549)
Total non-current deferred tax assets, net
Total deferred tax assets, net
Net operating loss carry forwards	$ 18,446